Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 10 — LEASES

The Company has various operating leases for clinics and office spaces. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the interest rate of 6.6% and 5.5% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments.

As of September 30, 2025 and December 31, 2024, the right-of-use assets totaled $846,335, and $98,570, respectively.

As of September 30, 2025 and December 31, 2024, lease liabilities consist of the following:

	2025	2024
Operating lease
Lease liabilities – current portion	$305,518	$108,526
Lease liabilities – non-current portion	298,081	10,231
Total	$603,599	$118,757

The following is a schedule of future minimum payments under operating leases as of September 30, 2025:

Not later than 1 year	$294,606
Between 1 to 2 years	222,503
Between 2 to 5 years	138,600
Total lease payments	655,708
Less: imputed interest	(52,109)
Total operating lease liabilities, net of interest	$603,599

Other lease information is as follows:

	2025	2024
	2.75 years	0.92 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$100,009	$234,767

As of September 30, 2025 and December 31, 2024, there were $846,335 and $98,570 right of use (“ROU”) assets and $603,599 and $118,757 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using an incremental borrowing rate of the minimum loan rate and the Hong Kong Dollar Best Lending Rate (“BLR”) minus 0.125% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.6% and 5.5% respectively.

NOTE 11 — LEASES

The Company has various operating leases for clinics and office spaces. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the interest rate of 6.6% and 5.5% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments.

As of December 31, 2024 and 2023, the right-of-use assets totaled $98,570, and $283,847, respectively.

As of December 31, 2024 and 2023, lease liabilities consist of the following:

	December 31,
Operating lease	2024	2023
Lease liabilities – current portion	$108,526	$207,128
Lease liabilities – non-current portion	10,231	118,979
Total	$118,757	$326,107

	December 31,
Finance lease	2024	2023
Lease liabilities – current portion	$-	$6,446

The following is a schedule of future minimum payments under operating leases as of December 31, 2024:

December 31, 2024
Not later than 1 year	$111,321
Between 1 to 2 years	10,300
-
Total lease payments	121,621
Less: imputed interest	(2,864)
Total operating lease liabilities, net of interest	$118,757

Other lease information is as follows:

	December 31,
	2024	2023
	2.75 years	0.92 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$234,767	$114,937

As of December 31, 2024 and 2023, there were $98,570 and $283,847 right of use (“ROU”) assets and $118,757 and $326,107 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Company’s management believes that using an incremental borrowing rate of the minimum loan rate and the Hong Kong Dollar Best Lending Rate (“BLR”) minus 0.125% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 6.6% and 5.5% respectively.